Intangible Assets, Net	12 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net, mainly consist of the following:

	June 30, 2023	June 30, 2022
Capitalized internal-use software development costs	$905,431	$905,375
Less: accumulated amortization	(616,995)	(527,037)
Intangible assets, net	$288,436	$378,338

Amortization expense was $131,762 and $118,184 for the years ended June 30, 2023 and 2022, respectively. Estimated future amortization expense for intangible assets is as follows:

Twelve months ending June 30,	Amortization expense
2024	$88,821
2025	78,094
2026	76,316
2027	30,840
2028	11,241
Thereafter	3,124
$288,436